Note 1 - Organization and Nature of Business 1 (Details Textual) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026	Dec. 31, 2025 USD ($)
Number of Reportable Segments			1	1
The March 2025 ATM [Member]
Open Market Sale Agreement, Maximum Aggregate Offering Price		$ 50		$ 50
Open Market Sale Agreement, Sales Commission, Percentage		3.00%		3.00%
The April 2026 ATM [Member]
Open Market Sale Agreement, Maximum Aggregate Offering Price	$ 25